Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (287,560)	¥ 298,856
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(14,518)	(9,607)
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (453)	¥ (612)

[1]	Amounts include the net gains (losses) of ¥(612) million and ¥(453) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2024 and 2025, respectively.